Subsequent events (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Apr. 30, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares
Subsequent events
Dividends Payable | $			$ 1,440
Kuayue Express Group Co
Subsequent events
Business Acquisition, Percentage of Voting Interests Acquired			36.43%
Business Combination, Consideration Transferred | ¥	¥ 6,484
Kuayue Express Group Co
Subsequent events
Non controlling interest ownership percentage			63.57%
American Depositary Share
Subsequent events
Cash dividend, per ordinary share			$ 1
Ordinary shares
Subsequent events
Cash dividend, per ordinary share			$ 0.5
Subsequent event | American Depositary Share | Dada
Subsequent events
Business acquisition, share price		$ 2
Subsequent event | Ordinary shares | Dada
Subsequent events
Business acquisition, share price		$ 0.5